Other Expense, Net - Other Expense, Net (Parenthetical) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Components of Other Expense (Income), Net [Line Items]
Restructuring	$ 31	$ 45
Impairment of assets	727	74
Loss on investments	6	(56)
Loss on investments, after tax	5
Proceeds from sale of investments	(231)	220
Private Equity Investments [Member]
Components of Other Expense (Income), Net [Line Items]
Unrealized gain on investment revaluation	17	56
Unrealized gain on investment revaluation, after tax	15	53
Lyft [Member] | Private Equity Investments [Member]
Components of Other Expense (Income), Net [Line Items]
Unrealized gain on investment revaluation		46
Unrealized gain on investment revaluation, after tax		46
Loss on investments	23
Loss on investments, after tax	$ 20
Number of shares sold of (investment in) Lyft, Inc.	5,400,000
Proceeds from sale of investments	$ 231
Power & Vision [Member]
Components of Other Expense (Income), Net [Line Items]
Restructuring		20
Restructuring charges, after tax		20
Impairment of investment		60
Impairment of investment, after tax		59
Power & Vision [Member] | Getrag Jiangxi Transmission, Dongfeng Getrag Transmission And Getrag Ford Transmission [Member]
Components of Other Expense (Income), Net [Line Items]
Other than temporary impairment on equity method investments	700
Tax component of impairment losses of equity method investments	36
Impairment losses on equity method investments after tax	537
Non cash impairment losses on equity method investments	127
Power & Vision [Member] | Electronic Operations [Member]
Components of Other Expense (Income), Net [Line Items]
Impairment of assets	27
Asset impairment charges after tax	20
Body Exteriors & Structures [Member]
Components of Other Expense (Income), Net [Line Items]
Restructuring	31	25
Restructuring charges, after tax	$ 31	23
Impairment of assets		14
Asset impairment charges after tax		$ 12